FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET, Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET [Abstract]
Operating lease rental revenue	$ 79,843	$ 101,108	$ 165,378	$ 206,436
Amount from leases with variable rates	15,500		31,600
Future Minimum Rental Payments Due [Abstract]
July 1 through December 31, 2020	172,189		172,189
2021/2020	287,877		287,877		$ 321,993
2022/2021	238,809		238,809		288,459
2023/2022	194,193		194,193		244,007
2024/2023	178,759		178,759		201,380
2025/2024	163,346		163,346		186,707
Thereafter	287,185		287,185		480,878
Future minimum rental payments under operating leases	$ 1,522,358		$ 1,522,358		$ 1,723,424